Transamerica Floating Rate

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 7.5%
Commercial Services & Supplies - 1.3%
Garda World Security Corp.
4.63%, 02/15/2027 (A)	$ 500,000	$ 507,500
GFL Environmental, Inc.
3.75%, 08/01/2025 (A)	150,000	153,000
4.25%, 06/01/2025 (A)	640,000	659,200

		1,319,700

Communications Equipment - 1.0%
Avaya, Inc.
6.13%, 09/15/2028 (A)	600,000	639,000
CommScope, Inc.
5.50%, 03/01/2024 (A)	400,000	411,000

		1,050,000

Construction & Engineering - 0.5%
PowerTeam Services LLC
9.03%, 12/04/2025 (A)	417,000	461,827

Containers & Packaging - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.00%, 10/15/2027 (A)	500,000	502,975

Diversified Consumer Services - 0.3%
Cambium Learning Group, Inc.
Term Loan B,
3-Month LIBOR, 4.75% (B), 12/18/2025	249,364	249,676

Health Care Providers & Services - 1.0%
Legacy LifePoint Health LLC
6.75%, 04/15/2025 (A)	500,000	533,750
Tenet Healthcare Corp.
4.63%, 09/01/2024 - 06/15/2028 (A)	500,000	517,875

		1,051,625

Household Products - 0.8%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026 (A)	804,000	820,080

IT Services - 0.5%
Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (A)	500,000	533,600

Machinery - 0.2%
Clark Equipment Co.
5.88%, 06/01/2025 (A)	200,000	211,500

Media - 0.9%
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	400,000	431,112
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	100,000	100,000
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	333,000	350,216

		881,328

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.5%
Asplundh Tree Expert LLC
Term Loan B,
1-Month LIBOR, 2.62% (B), 09/07/2027	$ 498,750	$ 500,465

Total Corporate Debt Securities (Cost $7,355,981)		7,582,776

LOAN ASSIGNMENTS - 81.1%
Aerospace & Defense - 0.3%
Avolon TLB Borrower 1 LLC
Term Loan B3,
1-Month LIBOR + 1.75%, 2.50% (B), 01/15/2025	246,256	245,425
Term Loan B4,
1-Month LIBOR + 1.50%, 2.25% (B), 02/12/2027	99,250	98,531

		343,956

Airlines - 0.4%
Kestrel Bidco, Inc.
Term Loan B,
6-Month LIBOR + 3.00%, 4.00% (B), 12/11/2026	419,944	399,734

Auto Components - 0.9%
Highline Aftermarket Acquisition LLC
Term Loan B,
3-Month LIBOR + 4.50%, 5.25% (B), 11/09/2027 (C)	265,000	264,337
Mavis Tire Express Services Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 3.50% (B), 03/20/2025	614,444	610,220

		874,557

Automobiles - 0.6%
Thor Industries, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 3.94% (B), 02/01/2026	588,695	588,511

Beverages - 0.4%
Blue Ribbon LLC
Term Loan,
1-Month LIBOR + 4.00%, 2-Month LIBOR + 4.00%, 3-Month LIBOR + 4.00%, 5.00% (B), 11/15/2021	384,234	368,481

Biotechnology - 0.2%
Curium BidCo SARL
Term Loan B,
TBD, 07/09/2026 (C) (D)	250,000	247,500

Building Products - 1.5%
Cornerstone Building Brands, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 3.88% (B), 04/12/2025	592,947	592,354
LBM Acquisition LLC
Delayed Draw Term Loan,
TBD, 12/09/2027 (C) (D)	27,273	27,301
Term Loan B,
TBD, 12/17/2027 (C) (D)	122,727	122,855

Transamerica Funds	Page 1

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Building Products (continued)
Quikrete Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.50%, 2.62% (B), 02/01/2027	$ 124,685	$ 124,399
VT Topco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.62% (B), 08/01/2025	672,527	672,107

		1,539,016

Capital Markets - 1.9%
Blucora, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (B), 05/22/2024	677,760	672,677
Deerfield Dakota Holding LLC
Term Loan B,
1-Month LIBOR + 3.75%, 4.75% (B), 04/09/2027	522,375	524,334
Kingpin Intermediate Holdings LLC
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 07/03/2024	377,817	360,815
RPI Intermediate Finance Trust
Term Loan B1,
1-Month LIBOR + 1.75%, 1.87% (B), 02/11/2027	130,339	130,583
Victory Capital Holdings, Inc.
Term Loan B1,
3-Month LIBOR + 2.50%, 2.74% (B), 07/01/2026	220,719	220,167

		1,908,576

Chemicals - 0.4%
VAC Germany Holdings GmbH
Term Loan B,
3-Month LIBOR + 4.00%, 5.00% (B), 03/08/2025	619,657	458,546

Commercial Services & Supplies - 3.8%
ADMI Corp.
Term Loan,
1-Month LIBOR + 4.00%, 4.75% (B), 12/23/2027	200,000	201,562
Term Loan B2,
TBD, 12/23/2027 (C) (D)	250,000	251,750
Asurion LLC
Term Loan B8,
1-Month LIBOR + 3.25%, 3.37% (B), 12/23/2026	650,000	646,479
BIFM CA Buyer, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 3.62% (B), 06/01/2026	491,266	490,038
Cardtronics USA, Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 5.00% (B), 06/29/2027	124,375	124,336
Creative Artists Agency LLC
Term Loan B,
1-Month LIBOR + 3.75%, 3.87% (B), 11/27/2026	198,995	197,295
Term Loan B1,
1-Month LIBOR + 4.25%, 5.25% (B), 11/27/2026	298,500	295,515

	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
Fly Funding II SARL
Term Loan B,
3-Month LIBOR + 1.75%, 2.00% (B), 08/11/2025	$ 373,854	$ 356,719
Harsco Corp.
Term Loan B1,
1-Month LIBOR + 2.25%, 2.44% (B), 12/06/2024	95,408	94,692
Prime Security Services Borrower, LLC
Term Loan,
1-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 3.50% (B), 09/23/2026 (C)	536,122	537,463
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022	672,955	671,441

		3,867,290

Communications Equipment - 1.2%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.38% (B), 12/15/2024	13,574	13,582
1-Month LIBOR + 4.25%, 4.38% (B), 12/15/2027	342,100	341,744
CommScope, Inc.
Term Loan B,
TBD, 04/06/2026 (C) (D)	183,801	183,210
Sabre Industries, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.37% (B), 04/15/2026	229,799	229,369
Securus Technologies Holdings, Inc.
1st Lien Term Loan,
6-Month LIBOR + 4.50%, 5.50% (B), 11/01/2024	466,640	424,643

		1,192,548

Construction & Engineering - 1.4%
APi Group, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 2.62% (B), 10/01/2026	297,744	298,117
CBI Buyer, Inc.
Term Loan,
TBD, 01/06/2028 (C) (D)	185,000	184,653
Granite Acquisition, Inc.
Term Loan B,
3-Month LIBOR + 3.75%, 4.75% (B), 09/19/2022	389,021	389,629
Pike Corp.
Delayed Draw Term Loan B,
TBD, 01/15/2028 (C) (D)	38,836	38,787
Term Loan B,
1-Month LIBOR + 3.00%, 3.13% (B), 01/21/2028	51,164	51,100
PowerTeam Services LLC
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (B), 03/06/2025	252,893	252,893
Therma Intermediate LLC
Term Loan,
1-Month LIBOR + 4.00%, 4.75% (B), 12/10/2027	188,710	189,181

		1,404,360

Transamerica Funds	Page 2

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Construction Materials - 0.1%
Forterra Finance LLC
Term Loan B,
1-Month LIBOR + 3.00%, 4.00% (B), 10/25/2023	$ 151,833	$ 151,928

Containers & Packaging - 6.5%
Anchor Glass Container Corp.
1st Lien Term Loan,
3-Month LIBOR + 2.75%, 3.75% (B), 12/07/2023	529,794	431,687
Ball Metalpack LLC
1st Lien Term Loan B,
3-Month LIBOR + 4.50%, 4.73% (B), 07/31/2025	699,276	693,449
Berlin Packaging LLC
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.15% - 3.26% (B), 11/07/2025	124,680	123,612
Berry Global, Inc.
Term Loan Y,
1-Month LIBOR + 2.00%, 2.13% (B), 07/01/2026	745,586	743,467
Canister International Group, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 4.87% (B), 12/21/2026	199,498	199,498
Consolidated Container Co. LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 3.75% (B), 05/22/2024	251,332	251,332
Flex Acquisition Co., Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.00% (B), 12/29/2023	584,026	584,026
Term Loan,
3-Month LIBOR + 3.00%, 3.24% (B), 06/29/2025	275,282	272,931
Graham Packaging Co., Inc.
Term Loan,
1-Month LIBOR + 3.75%, 4.50% (B), 08/04/2027	440,847	442,072
Liqui-Box Holdings, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (B), 02/26/2027	248,750	230,923
Packaging Coordinators Midco, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (B), 11/30/2027	200,000	200,500
Plastipak Packaging, Inc.
Term Loan B,
1-Month LIBOR + 2.50%, 2.63% (B), 10/14/2024	607,335	606,901
Pregis TopCo Corp.
Term Loan,
1-Month LIBOR + 4.25%, 5.00% (B), 08/01/2026	375,000	376,875
Printpack Holdings, Inc.
Term Loan,
1-Month LIBOR + 3.00%, 4.00% (B), 07/26/2023	602,110	600,604

	Principal	Value
LOAN ASSIGNMENTS (continued)
Containers & Packaging (continued)
Reynolds Consumer Products LLC
Term Loan,
1-Month LIBOR + 1.75%, 1.87% (B), 02/04/2027	$ 410,261	$ 410,313
Tosca Services LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (B), 07/28/2027	180,194	180,644
TricorBraun Holdings, Inc.
Delayed Draw Term Loan,
TBD, 02/03/2028 (C) (D)	45,907	45,792
Term Loan,
TBD, 02/03/2028 (C) (D)	204,093	203,583

		6,598,209

Diversified Consumer Services - 1.6%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.37% (B), 05/01/2025	375,000	374,141
USS Ultimate Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 08/25/2024	752,827	754,144
William Morris Endeavor Entertainment LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.88% (B), 05/18/2025	496,357	462,439

		1,590,724

Diversified Financial Services - 2.8%
AlixPartners LLP
Term Loan B,
TBD, 01/28/2028 (C) (D)	375,000	374,531
1-Month LIBOR + 2.50%, 2.62% (B), 04/04/2024	124,676	124,434
BCP Raptor II LLC
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 4.87% (B), 11/03/2025	433,388	397,633
Messer Industries GmbH
Term Loan,
TBD, 03/01/2026 (C) (D)	600,000	598,625
NAB Holdings LLC
Repriced Term Loan,
TBD, 07/01/2024 (C) (D)	300,000	299,000
NBG Acquisition, Inc.
Term Loan,
3-Month LIBOR + 5.50%, 6.50% (B), 04/26/2024	469,452	391,993
Russell Investments US Institutional Holdco, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 4.00% (B), 05/30/2025	339,765	338,809
WG Partners Acquisition LLC
Term Loan B,
3-Month LIBOR + 3.50%, 4.50% (B), 11/15/2023	338,412	337,989

		2,863,014

Transamerica Funds	Page 3

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.37% (B), 03/15/2027	$ 292,050	$ 290,752
Global Tel*Link Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.37% (B), 11/29/2025	582,823	536,015
Hargray Communications Group, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, 4.00% (B), 05/16/2024	645,511	646,548
Virgin Media Bristol LLC
Term Loan N,
1-Month LIBOR + 2.50%, 2.63% (B), 01/31/2028	225,000	223,875

		1,697,190

Electric Utilities - 0.4%
Vistra Operations Co. LLC
1st Lien Term Loan B3,
1-Month LIBOR + 1.75%, 1.87% - 1.88% (B), 12/31/2025	399,717	399,667

Electrical Equipment - 0.9%
Electrical Components International, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.37% (B), 06/26/2025	321,516	312,138
VC GB Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.00%, 4.00% (B), 02/28/2024	573,060	571,628

		883,766

Electronic Equipment, Instruments & Components - 1.1%
Badger Buyer Corp.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 09/30/2024	435,801	414,011
Electro Rent Corp.
1st Lien Term Loan,
3-Month LIBOR + 5.00%, 6.00% (B), 01/31/2024	652,132	656,208

		1,070,219

Equity Real Estate Investment Trusts - 0.4%
iStar, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 2.88% - 2.89% (B), 06/28/2023	415,609	415,090

Food & Staples Retailing - 1.3%
BJ’s Wholesale Club, Inc.
1st Lien Term Loan,
1-Month LIBOR + 2.00%, 2.13% (B), 02/03/2024	53,204	53,218
BW Gas & Convenience Holdings LLC
Term Loan,
1-Month LIBOR + 6.25%, 6.38% (B), 11/18/2024	408,899	414,010

	Principal	Value
LOAN ASSIGNMENTS (continued)
Food & Staples Retailing (continued)
Chef’s Warehouse Leasing Co. LLC
Term Loan,
1-Month LIBOR + 5.50%, 5.62% (B), 06/22/2025	$ 179,862	$ 177,388
Hostess Brands LLC
Term Loan,
1-Month LIBOR + 2.25%, 2-Month LIBOR + 2.25%, 3-Month LIBOR + 2.25%, 3.00% (B), 08/03/2025	685,728	684,729

		1,329,345

Food Products - 3.5%
8th Avenue Food & Provisions, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.63% (B), 10/01/2025	367,500	367,653
B&G Foods, Inc.
Term Loan B4,
1-Month LIBOR + 2.50%, 2.62% (B), 10/10/2026	830,300	831,041
C.J. Foods, Inc.
Term Loan B,
1-Month LIBOR + 6.00%, 7.00% (B), 03/16/2027	149,248	145,890
Dole Food Co., Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (B), 04/06/2024	462,291	461,906
Froneri International, Ltd.
Term Loan,
1-Month LIBOR + 2.25%, 2.37% (B), 01/29/2027	243,775	242,319
Nomad Foods Europe Midco, Ltd.
Term Loan B4,
TBD, 05/15/2024 (C) (D)	480,306	479,586
Shearer’s Foods, Inc.
Term Loan B,
3-Month LIBOR + 4.00%, 4.75% (B), 09/23/2027	975,090	977,284

		3,505,679

Health Care Equipment & Supplies - 1.4%
Agiliti Health, Inc.
Term Loan,
1-Month LIBOR + 2.75%, 2.94% (B), 01/04/2026	249,365	246,872
Carestream Dental Equipment, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.25%, 4.25% (B), 09/01/2024	545,942	535,706
Ortho-Clinical Diagnostics SA
Term Loan B,
1-Month LIBOR + 3.25%, 3.39% (B), 06/30/2025 (C)	650,276	648,244

		1,430,822

Health Care Providers & Services - 6.3%
AHP Health Partners, Inc.
Term Loan,
1-Month LIBOR + 4.50%, 5.50% (B), 06/30/2025	548,941	550,485
DuPage Medical Group, Ltd.
Term Loan,
1-Month LIBOR + 2.75%, 3.50% (B), 08/15/2024	480,984	480,503

Transamerica Funds	Page 4

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Health Care Providers & Services (continued)
HCA, Inc.
Term Loan B13,
1-Month LIBOR + 1.75%, 1.87% (B), 03/18/2026	$ 604,886	$ 606,398
Pathway Vet Alliance LLC
Term Loan,
TBD, 03/31/2027 (C) (D)	511,226	510,909
Pearl Intermediate Parent LLC
1st Lien Term Loan,
1-Month LIBOR + 2.75%, 2.87% (B), 02/14/2025	641,045	637,039
PetVet Care Centers LLC
Term Loan,
3-Month LIBOR + 4.25%, 5.25% (B), 02/14/2025	198,992	199,490
Quorum Health Corp.
Term Loan,
3-Month LIBOR + 8.25%, 9.25% (B), 04/29/2025	670,434	675,463
RadNet, Inc.
Repriced Term Loan,
3-Month LIBOR + 3.75%, 4.75% (B), 06/30/2023	476,209	476,060
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B,
TBD, 11/16/2025 (C) (D)	258,566	258,063
Southern Veterinary Partners LLC
Term Loan,
6-Month LIBOR + 4.00%, 5.00% (B), 10/05/2027	219,697	218,049
Surgery Center Holdings, Inc.
Term Loan B,
TBD, 09/03/2024 (C) (D)	500,000	496,250
Women’s Care Enterprises LLC
Term Loan,
3-Month LIBOR + 4.50%, 5.25% (B), 01/15/2028	500,000	499,062
WP CityMD Bidco LLC
Term Loan B,
3-Month LIBOR + 3.75%, 4.50% (B), 08/13/2026	742,500	743,428

		6,351,199

Health Care Technology - 0.2%
Change Healthcare Holdings LLC
Term Loan B,
TBD, 03/01/2024 (C) (D)	250,000	250,260

Hotels, Restaurants & Leisure - 3.0%
Caesars Resort Collection LLC
1st Lien Term Loan B,
1-Month LIBOR + 2.75%, 2.87% (B), 12/23/2024	340,938	336,599
ClubCorp Holdings, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.00% (B), 09/18/2024	453,026	418,369
Flynn Restaurant Group, LP
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.62% (B), 06/27/2025	581,517	573,521
IRB Holding Corp.
Term Loan B,
TBD, 02/05/2025 (C) (D)	300,000	299,484

	Principal	Value
LOAN ASSIGNMENTS (continued)
Hotels, Restaurants & Leisure (continued)
NEP / NCP Holdco, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.37% (B), 10/20/2025	$ 198,481	$ 188,780
Penn National Gaming, Inc.
Term Loan A,
1-Month LIBOR + 3.00%, 3.75% (B), 10/19/2023	678,653	671,140
United PF Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.25% (B), 12/30/2026	330,079	312,750
Term Loan,
3-Month LIBOR + 8.50%, 9.50% (B), 12/30/2026	199,500	200,498

		3,001,141

Household Durables - 2.9%
Hoffmaster Group, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 5.00% (B), 11/21/2023	474,886	427,991
Libbey Glass, Inc.
Term Loan,
3-Month LIBOR + 8.00%, 9.00% (B), 11/12/2025	631,295	581,844
Lifetime Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 02/28/2025	531,551	526,900
SIWF Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.25%, 4.37% (B), 06/15/2025	247,462	245,374
WKI Holding Co., Inc.
Term Loan B,
1-Month LIBOR + 4.00%, 5.00% (B), 05/01/2024	1,161,146	1,158,243

		2,940,352

Household Products - 0.7%
Energizer Holdings, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 2.75% (B), 12/22/2027	250,000	249,845
Safety Products / JHC Acquisition Corp.
1st Lien Term Loan,
1-Month LIBOR + 4.50%, 4.62% (B), 06/26/2026	433,860	409,998
Delayed Draw Term Loan,
1-Month LIBOR + 4.50%, 2.00% - 5.00% (B), 06/26/2026	23,452	22,162

		682,005

Independent Power & Renewable Electricity Producers - 1.2%
Calpine Construction Finance Co., LP
Term Loan B,
1-Month LIBOR + 2.00%, 2.12% (B), 01/15/2025	952,679	947,320
Terra-Gen Finance Co. LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (B), 12/09/2021	305,548	303,638

		1,250,958

Transamerica Funds	Page 5

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Insurance - 0.6%
Acrisure, LLC
Term Loan B,
TBD, 02/15/2027 (C) (D)	$ 150,000	$ 149,812
Alliant Holdings Intermediate LLC
Term Loan B,
1-Month LIBOR + 3.25%, 3.37% (B), 05/09/2025	249,361	248,090
Hub International, Ltd.
Term Loan B,
2-Month LIBOR + 2.75%, 3-Month LIBOR + 2.75%, 2.91% - 2.97% (B), 04/25/2025 (C)	249,543	247,438

		645,340

IT Services - 2.4%
Flexential Intermediate Corp.
1st Lien Term Loan,
3-Month LIBOR + 3.50%, 3.75% (B), 08/01/2024	377,128	339,965
Helios Software Holdings, Inc.
Term Loan,
6-Month LIBOR + 4.25%, 4.52% (B), 10/24/2025	619,622	618,073
Moneygram International, Inc.
Term Loan B,
3-Month LIBOR + 6.00%, 7.00% (B), 06/30/2023	432,433	429,910
Rackspace Hosting, Inc.
1st Lien Term Loan,
3-Month LIBOR + 3.00%, 4.00% (B), 11/03/2023	205,050	204,993
Vestcom Parent Holdings, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.00%, 5.00% (B), 12/19/2023	358,957	357,162
Xerox Business Services LLC
Term Loan B,
TBD, 12/07/2023 (C) (D)	500,000	492,500

		2,442,603

Leisure Products - 1.1%
Bombardier Recreational Products, Inc.
Term Loan,
1-Month LIBOR + 2.00%, 2.12% (B), 05/24/2027	492,525	489,167
SP PF Buyer LLC
Term Loan,
1-Month LIBOR + 4.50%, 4.62% (B), 12/22/2025	672,672	651,090

		1,140,257

Life Sciences Tools & Services - 0.3%
Parexel International Corp.
Term Loan B,
TBD, 09/27/2024 (C) (D)	200,000	199,718
PPD, Inc.
Term Loan,
1-Month LIBOR + 2.25%, 2.75% (B), 01/13/2028	125,000	125,332

		325,050

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery - 1.5%
Alliance Laundry Systems LLC
Term Loan B,
3-Month LIBOR + 3.50%, 4.25% (B), 10/08/2027	$ 135,000	$ 135,410
GrafTech Finance, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 02/12/2025	161,758	161,961
Ingersoll-Rand Services Co.
Term Loan,
1-Month LIBOR + 1.75%, 1.87% (B), 03/01/2027	248,125	247,460
Terex Corp.
Term Loan B1,
1-Month LIBOR + 2.75%, 3.50% (B), 01/31/2024	736,875	737,796
Vertiv Group Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 3.14% (B), 03/02/2027	198,500	198,748

		1,481,375

Media - 8.7%
Arches Buyer, Inc.
Term Loan,
1-Month LIBOR + 4.00%, 4.50% (B), 12/06/2027	200,000	200,625
AVSC Holding Corp.
Term Loan B1,
3-Month LIBOR + 3.50%, 4.50% (B), 03/03/2025	394,545	330,103
Block Communications, Inc.
Term Loan,
3-Month LIBOR + 2.25%, 2.50% (B), 02/25/2027	148,875	148,007
Charter Communications Operating LLC
Term Loan B2,
1-Month LIBOR + 1.75%, 1.88% (B), 02/01/2027	694,724	693,276
CSC Holdings LLC
Term Loan B1,
1-Month LIBOR + 2.25%, 2.38% (B), 07/17/2025	497,416	493,841
Diamond Sports Group LLC
Term Loan,
1-Month LIBOR + 3.25%, 3.38% (B), 08/24/2026	158,524	135,009
E.W. Scripps Co.
Term Loan B2,
TBD, 05/01/2026 (C) (D)	195,000	194,066
Term Loan B3,
1-Month LIBOR + 3.00%, 3.75% (B), 01/07/2028	375,000	374,648
Gray Television, Inc.
Term Loan B,
1-Month LIBOR + 2.25%, 2.39% (B), 02/07/2024	1,250,000	1,245,000
Meredith Corp.
Term Loan B,
3-Month LIBOR + 4.25%, 5.25% (B), 01/31/2025	99,500	100,992
Term Loan B2,
1-Month LIBOR + 2.50%, 2.62% (B), 01/31/2025	590,577	587,729

Transamerica Funds	Page 6

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Media (continued)
MH Sub I LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 09/13/2024	$ 398,623	$ 399,720
Nexstar Broadcasting, Inc.
Term Loan B4,
1-Month LIBOR + 2.75%, 2.89% (B), 09/18/2026 (C)	799,054	799,678
Numericable Group SA
Term Loan B11,
1-Month LIBOR + 2.75%, 2.87% (B), 07/31/2025	398,964	394,164
Quincy Newspapers, Inc.
Term Loan B,
1-Month LIBOR + 3.00%, Prime Rate + 2.00%, 4.00% - 5.25% (B), 10/02/2022	621,920	617,517
Sinclair Television Group, Inc.
Term Loan B2B,
1-Month LIBOR + 2.50%, 2.63% (B), 09/30/2026	493,750	491,898
Terrier Media Buyer, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.37% (B), 12/17/2026	495,000	494,794
UPC Broadband Holding BV
Term Loan B1,
1-Month LIBOR + 3.50%, 3.63% (B), 01/31/2029	215,000	214,940
Term Loan B2,
1-Month LIBOR + 3.50%, 3.63% (B), 01/31/2029	215,000	214,940
WMG Acquisition Corp.
Term Loan G,
1-Month LIBOR + 2.13%, 2.25% (B), 01/20/2028	432,889	433,894
Ziggo Financing Partnership
Term Loan I,
TBD, 04/30/2028 (C) (D)	269,000	267,487

		8,832,328

Multi-Utilities - 0.5%
Solenis Holdings LLC
1st Lien Term Loan,
3-Month LIBOR + 4.00%, 4.23% (B), 06/26/2025	490,954	489,180

Oil, Gas & Consumable Fuels - 1.6%
BCP Raptor LLC
Term Loan B,
1-Month LIBOR + 4.25%, 5.25% (B), 06/24/2024	503,963	464,150
EG America LLC
Term Loan,
3-Month LIBOR + 4.00%, 4.25% (B), 02/07/2025	248,722	248,100
Fieldwood Energy LLC
1st Lien Term Loan,
Prime Rate + 4.25%, 7.50% (B), 04/11/2022 04/11/2018	1,100,000	261,250
Delayed Draw Term Loan,
1-Month LIBOR + 8.75%, 3.00% - 10.00% (B), 08/04/2021	13,114	13,377

	Principal	Value
LOAN ASSIGNMENTS (continued)
Multi-Utilities (continued)
Phoenix Services International LLC
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 03/01/2025	$ 214,689	$ 213,347
Prairie ECI Acquiror, LP
Term Loan B,
1-Month LIBOR + 4.75%, 4.87% (B), 03/11/2026	2,163	2,124
Southeast PowerGen LLC
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 12/02/2021	432,894	411,249

		1,613,597

Paper & Forest Products - 1.4%
Clearwater Paper Corp.
Term Loan B,
1-Month LIBOR + 3.00%, 2-Month LIBOR + 3.00%, 3-Month LIBOR + 3.00%, 3.19% - 3.25% (B), 07/26/2026	267,117	267,785
Dunn Paper, Inc.
1st Lien Term Loan,
1-Month LIBOR + 4.75%, 5.75% (B), 08/26/2022	898,735	844,810
Pixelle Specialty Solutions LLC
Term Loan B,
1-Month LIBOR + 6.50%, 7.50% (B), 10/31/2024	357,861	358,420

		1,471,015

Personal Products - 1.0%
Knowlton Development Corp., Inc.
Term Loan B,
1-Month LIBOR + 3.75%, 3.87% (B), 12/22/2025	731,269	724,565
Kronos Acquisition Holdings, Inc.
Term Loan B,
TBD, 12/17/2026 (C) (D)	150,000	150,788
TBD, 12/22/2026 (C) (D)	150,000	149,625

		1,024,978

Pharmaceuticals - 1.6%
Alphabet Holding Co., Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.50%, 3.62% (B), 09/26/2024	713,221	711,661
Amneal Pharmaceuticals LLC
Term Loan B,
1-Month LIBOR + 3.50%, 3.63% (B), 05/04/2025	481,099	475,487
Bausch Health Cos., Inc.
Term Loan B,
TBD, 11/27/2025 (C) (D)	250,000	249,732
Elanco Animal Health, Inc.
Term Loan B,
1-Month LIBOR + 1.75%, 1.89% (B), 08/01/2027	229,611	228,941

		1,665,821

Professional Services - 0.4%
Everi Payments, Inc.
Term Loan B,
1-Month LIBOR + 2.75%, 3.75% (B), 05/09/2024	388,276	387,722

Transamerica Funds	Page 7

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Real Estate Management & Development - 3.9%
Brookfield WEC Holdings, Inc.
Term Loan,
3-Month LIBOR + 2.75%, 3.25% (B), 08/01/2025 (C)	$ 498,101	$ 497,167
CityCenter Holdings LLC
Term Loan B,
1-Month LIBOR + 2.25%, 3.00% (B), 04/18/2024	441,868	436,566
Cushman & Wakefield US Borrower LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.87% (B), 08/21/2025	461,588	458,126
RE/MAX International, Inc.
Term Loan B,
3-Month LIBOR + 2.75%, 3.50% (B), 12/15/2023	643,888	642,278
Realogy Group LLC
Term Loan A,
1-Month LIBOR + 2.00%, 2.12% (B), 02/08/2023	579,167	574,340
Term Loan B,
TBD, 02/08/2025 (C) (D)	200,000	198,500
Redstone Buyer LLC
Term Loan,
3-Month LIBOR + 5.00%, 6.00% (B), 09/01/2027	374,063	377,336
Trico Group LLC
Term Loan B,
3-Month LIBOR + 7.50%, 8.50% (B), 02/02/2024	712,340	721,244

		3,905,557

Software - 3.7%
Ceridian HCM Holding, Inc.
Term Loan B,
1-Week LIBOR + 2.50%, 2.59% (B), 04/30/2025	198,477	197,485
Epicor Software Corp.
Term Loan,
1-Month LIBOR + 4.25%, 4.25% (B), 07/30/2027	249,375	250,310
LogMeIn, Inc.
Term Loan B,
1-Month LIBOR + 4.75%, 4.88% (B), 08/31/2027	700,000	698,468
MA FinanceCo. LLC
Term Loan B3,
1-Month LIBOR + 2.75%, 2.87% (B), 06/21/2024	56,003	55,373
Quest Software US Holdings, Inc.
1st Lien Term Loan,
3-Month LIBOR + 4.25%, 4.46% (B), 05/16/2025	198,982	198,584
Seattle Spinco, Inc.
Term Loan B3,
1-Month LIBOR + 2.75%, 2.87% (B), 06/21/2024	378,200	373,945
Solera LLC
Term Loan B,
1-Month LIBOR + 2.75%, 2.87% (B), 03/03/2023	224,411	223,301

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Sophia, LP
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (B), 10/07/2027	$ 200,000	$ 200,550
SS&C European Holdings SARL
Term Loan B4,
1-Month LIBOR + 1.75%, 1.87% (B), 04/16/2025	366,821	364,580
SS&C Technologies, Inc.
Term Loan B3,
1-Month LIBOR + 1.75%, 1.87% (B), 04/16/2025	481,721	478,778
Ultimate Software Group, Inc.
Term Loan,
3-Month LIBOR + 3.25%, 4.00% (B), 05/04/2026	350,000	351,137
Term Loan B,
1-Month LIBOR + 3.75%, 3.87% (B), 05/04/2026	347,362	348,447

		3,740,958

Specialty Retail - 1.2%
Bass Pro Group LLC
Term Loan B,
1-Month LIBOR + 5.00%, 5.75% (B), 09/25/2024	583,635	583,635
PetSmart, Inc.
Term Loan B,
TBD, 01/27/2028 (C) (D)	200,000	199,750
Staples, Inc.
Term Loan B2,
3-Month LIBOR + 4.50%, 4.71% (B), 09/12/2024	386,544	380,553
WOOF Holdings, Inc
1st Lien Term Loan,
3-Month LIBOR + 3.75%, 4.50% (B), 12/21/2027	100,000	100,312

		1,264,250

Technology Hardware, Storage & Peripherals - 0.9%
Diebold, Inc.
Term Loan B,
TBD, 11/06/2023 (C) (D)	500,000	491,875
NCR Corp.
Term Loan,
3-Month LIBOR + 2.50%, 2.72% (B), 08/28/2026	391,000	389,371

		881,246

Textiles, Apparel & Luxury Goods - 1.3%
Augusta Sportswear Group, Inc.
Term Loan B,
3-Month LIBOR + 4.50%, 5.50% (B), 10/26/2023	316,656	292,907
Kontoor Brands, Inc.
Term Loan B,
1-Week LIBOR + 4.25%, 1-Month LIBOR + 4.25%, 4.35% - 4.37% (B), 05/15/2026	501,750	503,004

Transamerica Funds	Page 8

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Textiles, Apparel & Luxury Goods (continued)
Men’s Wearhouse, Inc.
Term Loan,
1-Month LIBOR + 8.00%, 9.00% (B), 12/01/2025	$ 404,684	$ 339,935
Varsity Brands, Inc.
Term Loan B,
1-Month LIBOR + 3.50%, 4.50% (B), 12/15/2024	184,611	176,880

		1,312,726

Total Loan Assignments (Cost $83,683,391)		82,228,646

	Shares	Value
COMMON STOCKS - 0.1%
Health Care Providers & Services - 0.0%
Valitas Holdings, Inc. (E) (F) (G)	21,887	0

Household Durables - 0.1%
API Heat Transfer Intermediate Corp. (F)	889,572	8,896
LG Parent Holdco, Inc.	30,405	30,405

		39,301

Software - 0.0% (H)
Avaya Holdings Corp. (I)	4	89

Textiles, Apparel & Luxury Goods - 0.0% (H)
Men’s Wearhouse, Inc. (E) (F)	7,650	28,688

Total Common Stocks (Cost $375,455)		68,078

PREFERRED STOCKS - 0.2%
Household Durables - 0.2%
API Heat Transfer Intermediate Corp.,
0.00% (F)	220,055	22,005
LG Parent Holdco, Inc.,
0.00%	4,064	193,058

Total Preferred Stocks (Cost $402,952)		215,063

EXCHANGE-TRADED FUNDS - 1.3%
U.S. Fixed Income Funds - 1.3%
SPDR Blackstone / GSO Senior Loan ETF	15,000	688,500
Invesco Senior Loan ETF (J)	31,100	691,042

Total Exchange-Traded Funds (Cost $1,329,187)		1,379,542

Principal	Value
REPURCHASE AGREEMENT - 12.6%

Fixed Income Clearing Corp., 0.00% (K), dated 01/29/2021, to be repurchased at $12,778,932 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $13,034,587.

$ 12,778,932	$ 12,778,932

Total Repurchase Agreement (Cost $12,778,932)	12,778,932

Total Investments (Cost $105,925,898)	104,253,037
Net Other Assets (Liabilities) - (2.8)%	(2,875,653)

Net Assets - 100.0%	$ 101,377,384

Transamerica Funds	Page 9

Transamerica Floating Rate

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (M)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$7,582,776	$—	$7,582,776
Loan Assignments	—	82,228,646	—	82,228,646
Common Stocks	89	39,301	28,688	68,078
Preferred Stocks	—	215,063	—	215,063
Exchange-Traded Funds	1,379,542	—	—	1,379,542
Repurchase Agreement	—	12,778,932	—	12,778,932

Total Investments	$1,379,631	$102,844,718	$28,688	$104,253,037

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $6,832,635, representing 6.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	All or a portion of the security represents unsettled loan commitments at January 31, 2021 where the rate will be determined at time of settlement.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the total value of securities is $59,589, representing 0.1% of the Fund’s net assets.
(G)	Security deemed worthless.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Non-income producing security.
(J)	All or a portion of the security is on loan. The value of the security on loan is $691,042, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $707,525. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(K)	Rate disclosed reflects the yield at January 31, 2021.
(L)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(M)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
Prime Rate	Interest rate charged by banks to their most credit worthy customers
TBD	To Be Determined

Transamerica Funds	Page 10

Transamerica Floating Rate

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 11